EARNINGS PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Basic and Diluted Net Income Attribtable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares.

(Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”), except for number of shares, per share and per ADS data)

	For the years ended December 31,
	2009		2010		2011
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	1,107,191	377,913	2,690,712	834,456	5,153,755	818,849	1,484,882	235,924
Denominator
Weighted average ordinary shares outstanding	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952

Denominator used for earnings per share	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952
Earnings per share - basic	42.96	42.96	101.28	101.28	190.27	30.23	190.27	30.23

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	1,107,067	378,037	2,693,365	831,803	5,156,846	819,340	1,481,791	235,433
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	378,037	—	831,803	—	1,481,791	235,433	—	—

Allocation of net income attributable to Baidu, Inc.	1,485,104	378,037	3,525,168	831,803	6,638,637	1,054,773	1,481,791	235,433
Denominator
Weighted average ordinary shares outstanding	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952
Conversion of Class B to Class A ordinary shares	8,797,198	—	8,238,907	—	7,803,952	7,803,952	—	—
Share-based awards	205,576	55,210	112,474	350	72,781	72,781	—	—

Denominator used for earnings per share	34,776,366	8,852,408	34,917,835	8,239,257	34,962,831	34,962,831	7,803,952	7,803,952
Earnings per share - diluted	42.70	42.70	100.96	100.96	189.88	30.17	189.88	30.17

Earnings per ADS:
Denominator used for earnings per ADS - basic	257,735,920	—	265,664,540	—	270,860,980	270,860,980	—	—
Denominator used for earnings per ADS - diluted	347,763,660	—	349,178,350	—	349,628,310	349,628,310	—	—
Earnings per ADS - basic	4.30	—	10.13	—	19.03	3.02	—	—

Earnings per ADS - diluted	4.27	—	10.10	—	18.99	3.02	—	—